Schedule of provisions (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Provisions
Opening provision at 1 January	£ 50	£ 97	£ 165
Utilisation of provision		(97)
Provision recognised/(released) in the year		50	(68)
At 31 December	50	50	97
Less: non-current portion		(50)
Current portion	£ 50		£ 97